Intangibles	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Intangibles

10.	Intangibles

For the year ended December 31, 2021, we performed a qualitative analysis of our indefinite-lived intangible asset and goodwill and noted no indicators of impairment. Through our analysis, we determined that it is not more likely than not that the carrying value of our indefinite-lived intangible asset and goodwill exceeded its fair value. We had goodwill of $1.5 million as of December 31, 2021, and December 31, 2020.

As of December 31, 2021, and December 31, 2020, intangible assets, net consisted of the following:

(Amounts in thousands; except years)	Weighted-Average Remaining Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Indefinite-lived intangible assets:
Trademarks		$1,180	$—	$1,180

Finite-lived intangible assets:
Backlog	1.7	4,732	2,697	2,035

Total intangible assets, net		$5,912	$2,697	$3,215

(Amounts in thousands; except years)	Weighted-Average Remaining Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Indefinite-lived intangible assets:
Trademarks		$1,180	$—	$1,180

Finite-lived intangible assets:
Backlog	2.7	4,732	898	3,834

Total intangible assets, net		$5,912	$898	$5,014

We recorded amortization of intangible assets of $1.8 million and $0.9 million for the years ended December 31, 2021, and December 31, 2020, respectively. We did not record any amortization during the year ended December 31, 2019.